Other Assets (Tables)	12 Months Ended
Oct. 31, 2021
Other Assets
Schedule of Other Assets
Other Assets

(millions of Canadian dollars)		As at

	October 31 2021	October 31 2020
Accounts receivable and other items	$9,144	$10,799
Accrued interest	2,196	2,336
Current income tax receivable	1,862	2,294
Defined benefit asset	637	9
Insurance-related assets, excluding investments	2,040	2,268

Prepaid expenses	1,300	1,150
Total	$17,179	$18,856